Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Total	Revision of Prior Period, Adjustment [Member]
Balance at Dec. 31, 2022	$ 200		$ 186,243		$ 4,807,901		$ (4,993,228)		$ 1,116
Balance, shares at Dec. 31, 2022	2,000,000		1,862,430,584
Issuance of common stock for services			$ 2,250		6,750				9,000
Issuance of common stock for services, shares			22,500,000
Net loss							(3,180)		(3,180)
Balance at Mar. 31, 2023	$ 200		$ 188,493		4,814,651		(4,996,408)		6,936
Balance, shares at Mar. 31, 2023	2,000,000		1,884,930,584
Net loss							(78,412)		(78,412)
Balance at Jun. 30, 2023	$ 200		$ 188,493		4,814,651		(5,074,820)		(71,477)
Balance, shares at Jun. 30, 2023	2,000,000		1,884,930,584
Net loss							7,544		7,544
Balance at Sep. 30, 2023	$ 200		$ 188,493		4,814,651		(5,067,276)		(63,933)
Balance, shares at Sep. 30, 2023	2,000,000		1,884,930,584
Net loss							(10,125)		(10,125)
Balance at Dec. 31, 2023	$ 200	$ 200	$ 188,493	$ 188,493	4,814,651	$ 4,814,651	(5,077,401)	$ (5,077,401)	(74,057)	$ (74,056)
Balance, shares at Dec. 31, 2023	2,000,000		1,884,930,584
Net loss							(95,702)	(95,702.00)	(95,702)	(95,702)
Balance at Mar. 31, 2024	$ 200		$ 188,493		4,814,651		(5,173,103)		(169,759)
Balance, shares at Mar. 31, 2024	2,000,000		1,884,930,584
Net loss							(23,336)		(23,336)
Balance at Jun. 30, 2024	$ 200		$ 188,493		4,814,651		(5,196,439)		(193,095)
Balance, shares at Jun. 30, 2024	2,000,000		1,884,930,584
Net loss							(12,821)	12,821	(12,821)	12,821
Balance at Sep. 30, 2024	$ 200	$ 200	$ 188,493	$ 188,493	4,814,651	$ 4,814,651	(5,209,260)	$ (5,183,618)	(205,916)	$ (180,274)
Balance, shares at Sep. 30, 2024	2,000,000		1,884,930,584
Net loss							(47,720)		(47,720)
Balance at Dec. 31, 2024	$ 200		$ 188,493		4,814,651		(5,256,887)		(253,543)
Balance, shares at Dec. 31, 2024	2,000,000		1,884,930,584
Net loss							(55,134)		(55,134)
Balance at Mar. 31, 2025	$ 200		$ 188,493		4,814,651		(5,312,021)		(308,678)
Balance, shares at Mar. 31, 2025	2,000,000		1,884,930,584
Net loss							(156,131)		(156,131)
Balance at Jun. 30, 2025	$ 200		$ 188,493		4,814,651		(5,468,152)		(464,809)
Balance, shares at Jun. 30, 2025	2,000,000		1,884,930,584
Net loss							(20,429)		(20,429)
Balance at Sep. 30, 2025	$ 200		$ 188,493		$ 4,814,651		$ (5,488,581)		$ (485,238)
Balance, shares at Sep. 30, 2025	2,000,000		1,884,930,584